CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2014
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 3:-       CASH AND CASH EQUIVALENTS

	December 31,
	2014	2013

Bank deposits in U.S. dollars (bearing an annual average interest rate of 0.22% for 2013)	$-	$24,731
Bank deposits in NIS (bearing an annual average interest rate of 1.32% for 2013)	-	1,441
Cash in banks	25,643	2,579

	$25,643	$28,751